CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized Computer Software, Amortization	$ 4,926	$ 4,500	$ 3,758